Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
September 30, 2024
LIM-NPRT3-1124
1.807735.120
Municipal Securities - 97.7%
	Principal Amount (a)	Value ($)
ALABAMA - 3.1%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,965,693
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	2,053,927
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,608,928
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,266,921
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,174,603
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	1,023,992
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,946,711
		16,040,775
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,341,962
General Obligations - 0.1%
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,690,077
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,348,712
		10,038,789
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	35,247,601
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	1,940,000	1,319,200
		36,566,801
Special Tax - 0.3%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	6,051,541
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,291,357
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,289,407
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	5,049,909
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,335,297
		31,017,511
State G.O. - 2.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,528,353
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,817,813
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,959,978
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,349,543
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,314,919
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,648,504
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	11,177,941
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	43,790,000	44,042,060
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	44,299,751
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	32,625,000	34,476,740
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,290,000	47,696,565
		236,312,167
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,552,702
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,694,134
		9,246,836
TOTAL ALABAMA		345,564,841
ALASKA - 0.2%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,066,898
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,810,000	2,766,894
		6,833,792
Transportation - 0.1%
Alaska Airport Series 2016 B, 5% 10/1/2033	7,575,000	7,699,021
TOTAL ALASKA		14,532,813
ARIZONA - 2.1%
Education - 0.0%
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	3,560,000	3,739,562
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,288,717
Escrowed/Pre-Refunded - 0.0%
Glendale AZ Transn Excise Tax Rev Series 2015, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	3,565,000	3,620,220
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	9,069,529
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,502,407
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,305,785
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,278,476
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,495,886
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2025	2,285,000	2,321,491
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2027	3,000,000	3,205,471
		45,179,045
Health Care - 0.9%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	2,051,897
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,787,458
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,801,566
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,906,571
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,661,711
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	547,972
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	1,008,891
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,546,966
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2033	6,180,000	7,169,696
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,231,084
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,951,730
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,600,407
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,184,287
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,580,000	2,933,336
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017C, 5% tender 1/1/2048 (b)	9,710,000	9,715,670
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	13,021,390
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	5,170,000	4,745,286
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	7,730,000	6,550,059
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured) (f)	3,055,000	3,002,474
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035 (f)	865,000	990,507
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036 (f)	765,000	875,126
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037 (f)	1,500,000	1,707,442
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039 (f)	1,000,000	1,127,239
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2041 (f)	1,360,000	1,513,220
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured) (f)	1,775,000	2,024,158
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured) (f)	905,000	1,027,632
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured) (f)	1,080,000	1,220,826
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049 (f)	5,395,000	5,987,341
		97,891,942
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	6,720,792	6,587,128
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(g)	31,940,000	32,858,607
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(g)	15,385,000	15,567,531
		48,426,138
Special Tax - 0.1%
Glendale Ariz Sr Excise Tax Rev (Glendale AZ Excise Tax Proj.) 5% 7/1/2029	7,905,000	8,035,559
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,095,996
		11,131,555
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,055,433
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	4,014,853
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,362,000
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,985,644
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,075,074
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,159,486
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (g)	2,185,000	2,302,473
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (g)	3,085,000	3,237,629
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (g)	1,000,000	1,035,570
Phoenix AZ Cvc Imp Crp Apr Rev Series 2017 A, 5% 7/1/2042 (g)	2,210,000	2,265,036
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (g)	2,000,000	2,133,696
		23,626,894
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,229,586
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,887,708
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,450,134
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,110,908
		17,678,336
TOTAL ARIZONA		263,169,537
ARKANSAS - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027 (f)	1,000,000	1,034,762
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029 (f)	1,430,000	1,514,205
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031 (f)	1,500,000	1,601,226
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032 (f)	1,275,000	1,353,525
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035 (f)	95,000	99,671
		5,603,389
TOTAL ARKANSAS		5,603,389
CALIFORNIA - 4.9%
Escrowed/Pre-Refunded - 0.0%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev 5% 6/1/2026	970,000	1,009,837
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (g)	260,000	275,785
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (g)	105,000	118,051
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (g)	385,000	432,857
		1,836,530
General Obligations - 1.1%
California St Pub Wks Brd Lse 5% 8/1/2030	1,265,000	1,438,350
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	639,426
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,405,939
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,385,717
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,181,028
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2036	6,000,000	6,992,725
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2037	3,275,000	3,806,398
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	4,003,898
Mt Diablo CA Unified Sch Dist 4% 8/1/2025	3,110,000	3,147,829
Mt Diablo CA Unified Sch Dist 4% 8/1/2026	460,000	474,771
Mt Diablo CA Unified Sch Dist 4% 8/1/2030	530,000	576,847
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	371,976
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,621,160
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	988,725
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	569,594
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	951,935
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,636,381
State of California Gen. Oblig. 4% 11/1/2034	5,000,000	5,315,107
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,404,152
State of California Gen. Oblig. 4% 3/1/2026	3,300,000	3,371,468
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,470,108
State of California Gen. Oblig. 5% 11/1/2032	6,245,000	7,081,644
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	11,339,702
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,202,793
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,238
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,065
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
State of California Gen. Oblig. Series 2016, 5% 8/1/2026	14,065,000	14,731,978
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,279,797
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,882,851
State of California Gen. Oblig. Series 2017, 5% 8/1/2030	14,245,000	15,162,030
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,730,866
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,409,741
		124,720,251
Health Care - 1.1%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,205,983
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	5,134,150
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	49,680,000	54,604,783
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	39,462,117
California Hlth Facs Fin Auth (Providence Health Systems Proj.) 5% 7/1/2025	3,885,000	3,888,279
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	400,000	452,974
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	210,000	240,545
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	435,000	492,240
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,137,877
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	1,640,025	1,148,017
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	15,715,000	17,612,813
		125,379,778
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,592,702	3,688,410
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,455,188	20,006,630
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,863,708	8,355,786
		32,050,826
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,482,476
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,030,058
		17,512,534
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(g)	4,420,000	4,663,058
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(g)	8,085,000	8,263,832
		12,926,890
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2025	1,115,000	1,135,438
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2028	1,550,000	1,576,482
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,630,000	1,653,280
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured)	3,025,000	2,831,839
		7,197,039
State G.O. - 0.3%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	28,865,000	31,688,531
Tobacco Bonds - 0.1%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2021 B 2, 0% 6/1/2066	127,740,000	15,198,109
Transportation - 1.8%
Bay Area Toll Au CA Bridge Rev 2.85% tender 4/1/2047 (b)	6,595,000	6,582,328
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (g)	4,605,000	4,639,152
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (g)	1,840,000	2,035,449
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (g)	6,885,000	7,586,453
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2034 (g)	1,000,000	1,050,379
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (g)	2,960,000	3,075,198
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (g)	2,085,000	2,215,234
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (g)	3,045,000	3,191,461
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (g)	2,455,000	2,663,776
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (g)	5,820,000	6,074,002
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (g)	13,805,000	13,969,057
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (g)	755,000	838,271
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (g)	12,595,000	14,290,441
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (g)	13,295,000	15,047,121
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (g)	5,000,000	5,640,013
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (g)	1,500,000	1,684,206
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (g)	1,000,000	1,118,804
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (g)	1,000,000	1,113,983
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (g)	1,200,000	1,356,016
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (g)	1,100,000	1,122,245
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (g)	1,000,000	1,009,870
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (g)	1,250,000	1,289,926
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (g)	3,280,000	3,410,323
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (g)	795,000	877,123
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (g)	16,945,000	18,489,186
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (g)	17,150,000	18,642,117
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (g)	3,515,000	3,872,974
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (g)	3,290,000	3,605,158
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (g)	13,120,000	13,520,540
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	13,295,000	13,970,189
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (g)	3,290,000	3,477,673
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	15,380,000	15,917,327
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (g)	12,310,000	13,668,599
		207,044,594
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured)	5,845,000	5,311,417
TOTAL CALIFORNIA		580,866,499
COLORADO - 2.5%
Education - 0.2%
University Colo Enterprise Sys 2% tender 6/1/2054 (b)	23,355,000	23,330,715
Electric Utilities - 0.1%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	451,850
Colorado Springs Colo Utils 5% 11/15/2034	685,000	772,145
Colorado Springs Colo Utils 5% 11/15/2035	460,000	517,000
Colorado Springs Colo Utils 5% 11/15/2036	440,000	492,994
Colorado Springs Colo Utils 5% 11/15/2037	635,000	709,564
Colorado Springs Colo Utils 5% 11/15/2038	885,000	984,395
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	545,402
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	695,634
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	790,738
		5,959,722
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	977,326
General Obligations - 0.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,070,099
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,893,793
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	13,351,580
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,505,091
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,304,650
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,730,586
		39,855,799
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,572,807
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	3,940,000	3,954,557
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,272,891
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	16,590,000	17,293,556
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,318,549
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,843,467
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,303,833
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,990,590
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,624,900
		67,175,150
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	1,065,000	1,083,372
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Municipal Corp Insured) (f)	1,805,000	1,779,723
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Municipal Corp Insured) (f)	1,690,000	1,688,457
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Municipal Corp Insured) (f)	1,050,000	1,161,710
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured) (f)	2,000,000	2,203,589
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Municipal Corp Insured) (f)	1,810,000	1,987,845
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Municipal Corp Insured) (f)	1,165,000	1,270,165
		10,091,489
Transportation - 1.2%
Denver CO City & Cnty Arpt 5% 12/1/2031 (g)	15,915,000	16,849,726
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (g)	15,970,000	18,445,550
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (g)	4,390,000	5,139,067
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (g)	4,935,000	5,765,371
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (g)	2,540,000	3,004,601
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (g)	2,360,000	2,781,481
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2024 (g)	2,230,000	2,233,177
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (g)	1,025,000	1,083,969
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (g)	5,890,000	6,205,769
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (g)	4,855,000	5,106,589
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (g)	3,885,000	4,074,111
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (g)	7,475,000	8,179,897
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (g)	3,350,000	3,525,194
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (g)	15,500,000	16,137,044
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (g)	7,000,000	7,663,038
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035	1,940,000	1,311,032
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037	2,915,000	1,800,982
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038	3,650,000	2,142,476
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,188,487
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,265,139
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	604,594
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,949,629
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	710,407
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,828,057
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	545,765
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	550,704
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	767,933
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	383,748
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	549,666
		122,793,203
TOTAL COLORADO		271,266,776
CONNECTICUT - 1.6%
Education - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	350,000	346,471
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	695,368
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	935,661
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2035	910,000	1,021,079
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2036	935,000	1,043,030
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,121,367
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,799,022
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,371,965
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	400,000	400,863
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	580,483
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	18,305,000	18,383,366
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,290,520
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,041,368
		34,030,563
General Obligations - 0.3%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	7,000,759
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,045,978
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	982,940
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	347,627
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	344,009
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	691,292
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	2,940,000	3,044,584
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2027	4,050,000	4,352,709
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,384,125
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,361,323
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,404,698
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	1,000,000	1,074,743
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,597,709
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,878,511
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	997,499
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	1,005,228
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,152,827
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,395,211
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2028	3,000,000	3,247,463
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,171,093
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,200,034
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	1,205,000	1,234,708
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2027 (Connecticut St Guaranteed)	3,115,000	3,344,529
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,950,973
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	1,720,000	1,849,389
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	2,050,000	2,204,214
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,383,595
		65,647,770
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(e)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,808,686
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,605,955
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,987,778
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,223,407
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,338,814
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,224,963
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,463,231
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,096,557
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,655,411
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	900,022
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,424,244
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,562,527
		36,191,595
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	19,215,000	18,952,068
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,244,802
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,743,865
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,325,153
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,431,553
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,177,507
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,748,314
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	4,088,582
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,487,739
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,604,687
		25,852,202
TOTAL CONNECTICUT		180,674,198
DELAWARE - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	4,110,000	4,027,987
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,421,677
TOTAL DELAWARE		6,449,664
DISTRICT OF COLUMBIA - 1.5%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,635,427
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,626,983
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,404,570
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	3,750,000	4,268,601
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,505,301
		14,440,882
Special Tax - 0.1%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,998,775
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,385,221
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,529,741
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,864,335
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,329,838
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,617,601
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,263,880
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,886,713
		23,876,104
Transportation - 1.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (g)	2,335,000	2,438,359
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (g)	1,940,000	2,018,260
Metropolitan Wash DC Arpts Ath 5% 10/1/2036 (g)	1,820,000	1,886,854
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (g)	3,885,000	4,144,220
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (g)	4,030,000	4,296,177
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (g)	3,165,000	3,360,791
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (g)	4,540,000	4,803,518
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2024 (g)	2,395,000	2,395,000
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (g)	1,530,000	1,557,127
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (g)	1,680,000	1,697,150
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (g)	1,865,000	1,875,471
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (g)	3,250,000	3,228,248
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (g)	7,470,000	8,141,214
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (g)	12,695,000	13,947,102
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (g)	18,670,000	20,452,910
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (g)	19,170,000	20,964,180
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (g)	4,480,000	4,888,186
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (g)	3,985,000	4,334,527
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (g)	3,175,000	3,438,660
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (g)	2,680,000	2,944,327
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (g)	1,250,000	1,388,819
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,210,135
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,789,077
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,796,258
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	744,393
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,342,879
		121,083,842
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,554,830
TOTAL DISTRICT OF COLUMBIA		168,955,658
FLORIDA - 6.5%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,122,963
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,312,789
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	522,603
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,117,389
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,586,691
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,843,029
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,370,854
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,544,898
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,597,397
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,659,196
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,714,630
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	411,619
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	384,131
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	761,911
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2039	1,000,000	1,010,725
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	1,365,000	1,434,994
		20,395,819
Electric Utilities - 0.3%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,775,000	1,844,939
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,940,000	2,014,141
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2024	970,000	970,000
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2027	1,455,000	1,482,811
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,998,223
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,173,505
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,646,292
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,923,624
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,874,845
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2025	875,000	894,025
		32,822,405
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2028 (Pre-refunded to 10/1/2027 at 100) (g)	3,380,000	3,566,743
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2029 (Pre-refunded to 8/1/2025 at 100)	6,800,000	6,917,215
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Series 2014, 5% 12/1/2024 (Escrowed to Maturity)	660,000	661,495
Tampa Fla Wtr & Wastewtr Sys Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,781,915
		13,927,368
General Obligations - 3.2%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	4,285,000	4,561,854
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	7,045,000	7,658,465
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	11,170,000	11,331,372
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	8,900,000	9,040,257
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2028	3,885,000	3,945,062
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2025	2,100,000	2,132,579
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2026	11,335,000	11,498,756
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2027	7,670,000	7,792,021
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2028	13,120,000	13,322,835
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,352,478
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,499,124
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard CO FL SD Tan Proj.) 5% 7/1/2027	3,205,000	3,205,917
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard CO FL SD Tan Proj.) 5% 7/1/2030	7,240,000	7,242,074
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2027	4,260,000	4,324,268
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	970,000	984,416
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2030	6,440,000	6,532,827
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,986,500
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,671,780
Indian River Cnty FL Sch Brd Ctfs Partn (Indian River CO FL Sch Dist Proj.) 5% 7/1/2025	1,940,000	1,969,517
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	4,100,000	4,149,221
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	13,295,000	13,434,532
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	3,935,000	4,023,185
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,447,261
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,690,609
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series D, 5% 11/1/2024	11,340,000	11,352,984
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	9,047,019
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,876,542
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	13,169,409
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,103,797
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	41,196,418
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) 5% 8/1/2025	3,110,000	3,167,054
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2026	23,370,000	23,829,993
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2027	10,595,000	10,765,462
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2028	3,620,000	3,676,742
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2025	1,580,000	1,608,986
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2026	10,160,000	10,359,979
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2027	8,045,000	8,174,435
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2028	5,325,000	5,408,468
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2026	21,905,000	22,874,482
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2018 A, 5% 8/1/2026	1,880,000	1,963,206
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	4,167,405
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	8,299,991
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,345,021
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,504,056
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,482,492
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,723,386
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,223,002
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,376,253
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,528,984
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	4,001,878
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	4,855,000	4,981,321
		386,005,675
Health Care - 0.8%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,956,329
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	693,469
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,107,477
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,854,758
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	8,220,000	7,999,400
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	600,000	678,033
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	750,000	844,446
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,121,897
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,116,381
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,280,439
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	1,865,000	2,025,318
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	2,340,000	2,582,733
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,247,699
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,860,883
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,620,363
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2033	1,650,000	1,770,844
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2034	3,250,000	3,482,528
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2035	6,325,000	6,763,772
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2037	2,190,000	2,331,333
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2039	1,500,000	1,581,109
Lee Mem Health Sys FL Hosp Rev 5% tender 4/1/2033 (b)	11,585,000	11,789,865
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,839,959
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	873,862
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,155,473
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,145,546
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	683,353
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2025	1,805,000	1,808,406
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,672,882
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	2,184,438
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	3,980,000	4,045,666
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	1,750,000	1,754,552
		100,873,213
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	715,000	733,996
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	1,018,613
		1,752,609
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2025 (g)	2,150,000	2,183,947
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (g)	2,200,000	2,279,139
		4,463,086
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2024	740,000	740,000
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2025	1,115,000	1,140,133
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,687,564
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,897,004
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,271,249
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,684,601
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,742,528
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2025 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,983,923
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,627,082
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,162,559
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,529,307
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (e)(f)	1,000,000	1,005,828
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (e)(f)	1,100,000	1,116,270
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (e)(f)	2,250,000	2,278,760
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (e)	700,000	710,982
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (e)	1,000,000	1,037,001
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (e)	1,000,000	1,049,005
		49,663,796
Transportation - 1.6%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (g)	4,090,000	4,156,769
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (g)	2,915,000	2,957,473
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (g)	3,885,000	3,939,768
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (g)	2,050,000	2,143,684
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (g)	3,100,000	3,235,424
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (g)	1,000,000	1,038,821
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (g)	1,750,000	1,846,422
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (g)	6,000,000	6,411,965
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (g)	5,000,000	5,418,419
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2034 (g)	2,000,000	2,025,884
Broward Cnty FL Prt Facs Rev Series 2019 A, 5% 9/1/2032	1,055,000	1,154,764
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2037 (g)	1,970,000	1,998,249
Broward Cnty FL Prt Facs Rev Series 2019 B, 5% 9/1/2028 (g)	710,000	758,548
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2035 (g)	2,915,000	3,075,557
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (g)	7,320,000	7,540,607
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured) (g)	7,285,000	7,672,383
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,965,602
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	3,495,000	3,554,604
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2028	5,000,000	5,084,885
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,645,000	2,689,457
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2030	2,405,000	2,442,857
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (g)	4,225,000	4,542,575
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (g)	14,200,000	14,784,991
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (g)	5,055,000	5,703,759
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (g)	4,215,000	4,736,015
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (g)	3,975,000	4,440,590
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (g)	4,445,000	4,950,949
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (g)	4,880,000	5,403,008
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2038 (g)	3,285,000	3,434,462
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	2,043,348
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2038	2,250,000	2,279,061
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2027 (g)	1,770,000	1,771,965
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (g)	2,725,000	2,728,025
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,517,187
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	1,003,480
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,396,680
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,691,171
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (g)	3,190,000	3,271,425
Miami-Dade Cnty Fla Aviat Rev Series 2014, 5% 10/1/2032 (g)	3,135,000	3,138,480
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2024 (g)	9,710,000	9,710,001
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2033 (g)	5,440,000	5,446,040
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2035 (g)	2,430,000	2,432,698
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2038 (g)	1,335,000	1,348,514
Miami-Dade Cnty Fla Aviat Rev Series B, 5% 10/1/2024	2,100,000	2,100,000
Miami-Dade Cnty Fla Aviat Rev Series B, 5% 10/1/2037	7,185,000	7,193,568
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,992,733
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,500,332
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,982,085
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,300,987
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	998,549
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,434,448
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	4,000,000	4,163,529
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	4,140,000	4,317,179
		205,869,976
Water & Sewer - 0.0%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,767,470
TOTAL FLORIDA		820,541,417
GEORGIA - 4.4%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,498,218
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2034	3,500,000	3,938,663
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	972,579
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,510,273
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	895,657
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,696,095
		12,511,485
Electric Utilities - 1.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,633,191
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	11,435,000	11,403,892
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,746,682
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	3,575,000	3,547,450
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,710,000	1,708,250
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,098,874
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	630,000	598,314
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,041,301
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	558,238
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,246,315
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	755,385
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	554,386
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,289,625
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	1,635,000	1,696,299
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	820,000	850,743
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	560,000	572,255
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Municipal Corp Insured)	3,345,000	3,484,812
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2063	1,485,000	1,517,497
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	642,529
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	894,728
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,037,157
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	411,576
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,137,324
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	365,000	416,264
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	845,000	957,806
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	310,000	352,348
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	650,000	733,382
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	450,000	509,119
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	495,000	558,287
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,377,266
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	435,000	488,417
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	557,896
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,121,523
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,279,042
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,109,604
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,210,367
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,928,258
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,401,904
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,112,211
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	2,845,000	3,189,310
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035 (f)	3,655,000	4,186,096
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037 (f)	2,535,000	2,874,966
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042 (f)	1,150,000	1,272,760
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043 (f)	1,050,000	1,157,368
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured) (f)	1,125,000	1,300,386
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured) (f)	1,250,000	1,406,917
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049 (f)	2,305,000	2,549,702
Georgia Mun Elec Auth Pwr Rev Series GG, 5% 1/1/2025	1,215,000	1,216,107
Georgia Muni Gas Auth 5% 10/1/2024	1,360,000	1,360,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,548,637
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,823,701
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	2,150,000	2,179,876
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,548,637
		111,154,980
General Obligations - 0.2%
Atlanta GA Gen. Oblig. 5% 12/1/2034	2,250,000	2,626,767
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	9,139,793
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	15,000,000	16,002,182
		27,768,742
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2027	1,500,000	1,600,715
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,156,576
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,341,393
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,901,770
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	12,665,000	12,945,140
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,041,670
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,181,052
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2027	3,035,000	3,238,781
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,410,518
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,730,262
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,341,393
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,103,788
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,761,353
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,915,242
		48,669,653
State G.O. - 2.4%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,564,376
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,350,201
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,802,187
Main Street Natural Gas Inc Series 2019 B, 4% tender 8/1/2049 (Toronto-Dominion Bank/The Guaranteed) (b)	26,260,000	26,265,147
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,540,889
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	29,337,456
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,655,547
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	15,421,208
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	18,422,722
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	30,294,535
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	25,747,617
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed) (b)	9,100,000	9,820,829
		272,222,714
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (g)	3,750,000	4,134,062
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (g)	2,750,000	3,017,422
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (g)	1,565,000	1,696,652
Atlanta GA Arpt Rev Series 2020A, 5% 7/1/2026	4,290,000	4,474,019
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (g)	745,000	749,843
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2025 (g)	710,000	719,032
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (g)	1,750,000	1,918,561
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (g)	1,050,000	1,148,900
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (g)	750,000	818,936
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (g)	1,000,000	1,088,837
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (g)	1,050,000	1,138,836
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (g)	1,115,000	1,206,149
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (g)	625,000	704,019
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (g)	795,000	892,085
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (g)	1,700,000	1,897,539
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (g)	3,455,000	3,842,676
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (g)	3,915,000	4,331,988
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (g)	4,115,000	4,520,911
		38,300,467
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	982,952
TOTAL GEORGIA		511,610,993
HAWAII - 0.6%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,856,504
General Obligations - 0.4%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,654,334
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,369,465
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,440,430
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,261,054
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	7,070,929
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2026	4,500,000	4,707,495
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	893,789
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	777,797
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	1,200,000	1,226,356
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,269,432
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,193,974
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	959,971
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	2,620,000	2,686,727
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	737,148
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,635,410
		42,884,311
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (g)	925,000	935,523
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (g)	1,385,000	1,397,483
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (g)	1,400,000	1,407,889
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (g)	1,500,000	1,501,434
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (g)	535,000	531,432
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (g)	6,795,000	7,349,158
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (g)	1,000,000	1,032,612
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (g)	280,000	285,931
		14,441,462
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034 (f)	2,125,000	2,461,365
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (f)	1,125,000	1,313,169
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (f)	3,245,000	3,754,005
		7,528,539
TOTAL HAWAII		69,710,816
IDAHO - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	485,000	490,057
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	1,260,000	1,280,232
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2027	3,140,000	3,356,248
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,331,708
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	774,828
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,795,413
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,525,744
		11,064,173
TOTAL IDAHO		11,554,230
ILLINOIS - 10.3%
Education - 0.8%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	911,792
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	658,947
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	504,932
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	1,009,001
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,104,661
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	759,026
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	854,044
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,757,344
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	723,877
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	461,145
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	465,000	531,865
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,823,788
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	8,063,843
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	12,760,000	14,678,114
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,547,214
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	15,324,300
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	724,157
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	807,549
University of Illinois Auxiliary Facilities System (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,940,577
University of Illinois Auxiliary Facilities System (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	6,034,663
University of Illinois Auxiliary Facilities System (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,831,215
University of Illinois Auxiliary Facilities System (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	2,085,443
		74,137,497
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp 5% 2/1/2028	9,710,000	9,855,683
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,465,000	3,512,977
		13,368,660
Escrowed/Pre-Refunded - 0.2%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	269,197
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	2,545,000	2,648,875
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	5,715,000	5,948,260
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2033 (Pre-refunded to 8/15/2026 at 100)	3,205,000	3,334,060
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	36,016
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	150,000	154,356
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	4,765,000	4,711,202
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity)	815,000	770,730
		17,872,696
General Obligations - 4.0%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026	800,000	765,790
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028	575,000	514,234
Chicago IL Brd Ed 5% 12/1/2024	725,000	726,147
Chicago IL Brd Ed 5% 12/1/2026	4,625,000	4,745,659
Chicago IL Brd Ed 5% 12/1/2026	905,000	928,610
Chicago IL Brd Ed 6.5% 12/1/2046	700,000	728,301
Chicago IL Brd Ed 7% 12/1/2046 (e)	2,400,000	2,595,430
Chicago IL Brd Ed Series 2015 C, 5.25% 12/1/2039	1,455,000	1,456,039
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	5,215,000	5,324,894
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	3,300,962
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2024	560,000	560,886
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,520,867
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	724,634
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,447,688
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,844,578
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,406,077
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2024	2,300,000	2,303,639
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	535,389
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	986,490
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	947,917
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,307,858
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,451,374
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	11,301,146
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,595,887
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	8,035,962
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,650,845
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,682,150
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,653,335
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,147,144
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	1,600,000	1,721,543
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	7,690,000	8,392,324
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,399,263
Cook Cnty IL Gen. Oblig. 5% 11/15/2024	1,150,000	1,151,931
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,150,000	1,175,810
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,411,692
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,619,192
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,645,372
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	831,352
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,849,755
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,640,767
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	952,486
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	971,024
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2024	5,140,000	5,151,854
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	980,746
Illinois St Gen. Oblig. 5% 2/1/2027	8,355,000	8,775,472
Illinois St Gen. Oblig. 5% 2/1/2028	5,965,000	6,258,016
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,974,738
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,555,773
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	26,226,907
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,932,880
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	16,013,911
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,928,710
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,528,606
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,105,738
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	12,765,000	13,042,117
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,798,748
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,737,884
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	5,127,611
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2025	7,620,000	7,714,384
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	1,035,000	1,071,559
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	33,437,001
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,866,888
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,207,436
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2028	910,000	914,017
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	966,103
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,859,101
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,879,319
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,373,780
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	24,150,003
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	36,909,722
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,263,424
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,652,922
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,124,557
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,625,899
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	4,107,470
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,650,217
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,728,297
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,692,400
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,516,322
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	8,335,000	8,510,220
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,893,270
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	850,402
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026	5,645,000	5,412,704
Mchenry Cnty IL Comnty SD #200 Series 2006 B, 0% 1/15/2025	7,510,000	7,428,034
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	12,046,041
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	275,000	314,962
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	250,000	283,925
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	225,000	253,862
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	315,000	353,193
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	250,000	279,335
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	350,000	388,467
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	525,000	596,244
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	260,000	293,352
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	215,000	241,068
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	230,000	256,988
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	230,000	255,278
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	4,785,000	4,488,070
		488,948,390
Health Care - 1.5%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	2,705,000	2,712,368
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,330,000	5,380,884
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2026	2,590,000	2,671,747
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	7,173,610
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	11,154,392
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,734,143
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,195,000	12,796,479
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2033	4,855,000	5,090,259
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,200,000	2,299,116
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2041	6,865,000	7,068,656
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2025	995,000	1,000,321
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,494,369
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2045	1,600,000	1,618,317
Illinois Fin Auth Rev (Lifespace Proj.) Series 2015A, 5% 5/15/2025	760,000	761,434
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,807,503
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,950,292
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	1,385,000	1,406,527
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	2,018,445
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,196,276
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,524,698
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,471,379
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,709,411
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,035,843
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,239,837
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,865,856
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,424,612
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2035	1,500,000	1,517,669
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,454,797
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,370,224
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,817,702
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,601,722
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	780,490
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 5% 11/15/2034	1,980,000	1,999,294
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2026	2,940,000	2,976,853
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2027	875,000	888,284
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,663,735
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,274,031
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,430,331
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,179,159
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,663,431
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,383,956
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,988,594
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,637,903
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,532,973
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,451,508
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	974,378
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	984,464
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	586,456
		172,764,728
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	1,825,000	1,709,365
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,285,139
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	1,250,000	1,254,947
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,685,035
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	12,005,000	12,021,731
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,408,959	7,629,811
		25,586,028
Special Tax - 2.2%
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	466,724
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	344,050
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	969,204
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,956,548
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,410,074
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	404,050
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,235,114
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,383,402
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	3,031,866
Illinois St Sales Tax Rev 5% 6/15/2025	985,000	997,135
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,552,239
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,160,971
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,625,723
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2025	11,035,000	11,189,467
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,724,781
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	23,254,210
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,619,273
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	18,282,610
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,505,954
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	13,078,749
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,615,903
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured)	15,070,000	12,766,370
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured), (Assured Guaranty Municipal Corp Insured)	9,965,000	8,463,385
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured)	2,835,000	2,211,360
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037	4,240,000	2,565,232
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038	3,875,000	2,233,479
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured)	2,595,000	2,236,504
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036	2,080,000	1,343,680
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037	2,510,000	1,552,857
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038	1,500,000	885,905
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039	4,325,000	2,424,694
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured)	2,160,000	866,109
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured)	3,985,000	1,520,266
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	38,595,000	40,166,385
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series *, 0% 6/15/2028	2,185,000	1,951,733
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031	1,755,000	1,404,743
		240,400,749
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (g)	9,830,000	10,821,598
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (g)	3,000,000	3,329,094
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (g)	1,000,000	1,068,751
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (g)	2,000,000	2,157,180
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (g)	3,080,000	3,338,518
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (g)	3,400,000	3,711,028
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (g)	3,745,000	4,116,318
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (g)	2,000,000	2,213,315
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (g)	2,000,000	2,224,842
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (g)	2,155,000	2,193,195
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (g)	3,290,000	3,346,683
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (g)	3,850,000	3,911,668
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,145,149
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2025	2,285,000	2,294,418
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026	1,940,000	1,995,314
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (g)	2,415,000	2,510,026
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (g)	460,000	477,275
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (g)	2,850,000	2,947,666
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,349,374
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (g)	1,455,000	1,501,450
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (g)	3,585,000	3,681,473
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (g)	6,110,000	6,248,583
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,512,189
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,360,161
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,700,000	1,924,862
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (g)	2,500,000	2,731,758
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (g)	2,555,000	2,765,097
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (g)	2,100,000	2,313,965
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (g)	2,450,000	2,688,306
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2032	5,235,000	5,254,862
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2034	2,670,000	2,720,349
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2052	6,740,000	6,872,150
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	2,470,000	2,538,452
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,369,360
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,674,821
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,780,135
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,970,643
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2026	4,650,000	4,789,289
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,853,911
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,318,348
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	5,005,663
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,347,388
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,534,384
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	261,903
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	517,418
		135,688,332
Water & Sewer - 0.1%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2030	4,855,000	5,103,869
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,290,851
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2031	8,630,000	9,047,101
		19,441,821
TOTAL ILLINOIS		1,188,208,901
INDIANA - 1.0%
Education - 0.0%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,278,430
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,403,639
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,559,610
		5,241,679
Electric Utilities - 0.3%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,499,774
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(g)	2,750,000	2,668,901
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(g)	3,650,000	3,694,634
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(g)	3,200,000	3,253,900
Indinaplis IN Thermal Enrgy Sy Series 2016 A, 5% 10/1/2024	10,585,000	10,585,000
Indinaplis IN Thermal Enrgy Sy Series 2016 A, 5% 10/1/2025	11,400,000	11,642,212
		33,344,421
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,912,057
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,119,023
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,111,043
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,101,452
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2041	1,085,000	1,189,330
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	5,045,000	4,989,887
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,109,411
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	970,000	986,952
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	1,009,228
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	505,858
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,158,555
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) Series 2015, 5% 3/1/2036	8,060,000	8,106,871
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	3,640,000	3,226,459
		51,526,126
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,900,000	1,875,763
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	1,285,000	1,269,378
		3,145,141
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 5% tender 11/1/2047 (BP PLC Guaranteed) (b)(g)	2,500,000	2,501,863
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(g)	12,305,000	12,598,740
		15,100,603
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,444,019
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (g)	550,000	607,339
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (g)	875,000	963,687
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (g)	750,000	824,401
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (g)	850,000	931,932
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (g)	1,000,000	1,113,123
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (g)	850,000	942,498
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (g)	1,000,000	1,105,675
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (g)	2,075,000	2,276,346
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (g)	4,710,000	4,723,365
		13,488,366
TOTAL INDIANA		128,290,355
IOWA - 0.5%
Education - 0.3%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (g)	1,575,000	1,685,252
Iowa Student Ln Liquidity Corp 5% 12/1/2030 (g)	2,000,000	2,148,090
Iowa Student Ln Liquidity Corp 5% 12/1/2031 (g)	2,000,000	2,152,737
Iowa Student Ln Liquidity Corp 5% 12/1/2032 (g)	2,000,000	2,157,157
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2028 (g)	1,000,000	1,059,490
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2027 (g)	1,000,000	1,047,475
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2028 (g)	1,445,000	1,530,963
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (g)	3,600,000	3,852,005
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (g)	2,230,000	2,395,121
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2031 (g)	4,100,000	4,413,110
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2032 (g)	3,750,000	4,044,669
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (g)	4,280,000	4,633,185
		31,119,254
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,163,908
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,747,088
		3,910,996
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,354,237
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	856,474
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,325,803
		8,536,514
Industrial Development - 0.1%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(g)	6,125,000	6,173,018
TOTAL IOWA		49,739,782
KANSAS - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	987,891
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,134,753
		2,122,644
TOTAL KANSAS		2,122,644
KENTUCKY - 2.9%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	476,590
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	387,640
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	242,121
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	578,339
		1,684,690
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(g)	7,955,000	7,529,435
Escrowed/Pre-Refunded - 0.1%
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(e)(g)	8,200,000	8,209,234
General Obligations - 0.5%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,251,647
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	610,619
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	1,425,000	1,532,233
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 8/1/2028	1,035,000	1,052,100
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 A, 5% 4/1/2027	4,625,000	4,897,030
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2026	1,180,000	1,225,046
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,028,927
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,024,928
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,000,000	2,160,622
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,229,362
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,500,000	1,613,439
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,708,521
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,819,942
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,284,552
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,836,300
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	4,825,000	5,061,510
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	17,169,921
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	455,898
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	454,054
		63,416,651
Health Care - 0.4%
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 4% 2/1/2033	1,440,000	1,443,857
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 5% 2/1/2028	880,000	927,532
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 5% 2/1/2029	530,000	565,285
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) 5% 2/1/2031	460,000	484,596
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,195,134
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	1,725,000	1,730,856
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,825,628
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,923,959
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,019,699
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,120,236
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,229,891
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	18,163,225
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	3,230,000	3,318,798
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	4,300,000	4,576,590
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,696,505
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	4,036,058
		49,257,849
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.55% 7/1/2060 VRDN (b)(g)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.55% 7/1/2060 VRDN (b)(g)	16,075,000	16,075,000
		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,820,407
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	2,032,404
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	561,046
		4,413,857
State G.O. - 1.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,818,852
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	28,000,000	28,104,992
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,616,701
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	36,407,842
		124,948,387
Transportation - 0.2%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2025	800,000	803,277
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	601,971
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,593,508
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,664,228
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (g)	1,355,000	1,538,122
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (g)	3,000,000	3,393,617
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (g)	1,335,000	1,495,735
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (g)	1,250,000	1,392,519
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (g)	1,325,000	1,468,678
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (g)	1,875,000	2,069,593
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (g)	2,100,000	2,308,630
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (g)	2,250,000	2,465,383
		20,795,261
Water & Sewer - 0.0%
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,429,233
TOTAL KENTUCKY		333,759,597
LOUISIANA - 0.6%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,769,667
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,912,928
		3,682,595
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,890,000	4,294,248
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 0% 6/1/2037 (b)	9,665,000	9,467,012
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,724,266
		22,191,278
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2026 (g)	730,000	747,093
New Orleans LA Aviation Board 5% 1/1/2029 (g)	485,000	501,823
New Orleans LA Aviation Board 5% 1/1/2029 (g)	390,000	403,527
New Orleans LA Aviation Board 5% 1/1/2030 (g)	665,000	686,312
New Orleans LA Aviation Board 5% 1/1/2031 (g)	730,000	751,819
New Orleans LA Aviation Board 5% 1/1/2032 (g)	1,495,000	1,534,338
New Orleans LA Aviation Board 5% 1/1/2035 (g)	1,115,000	1,141,515
New Orleans LA Aviation Board 5% 1/1/2036 (g)	630,000	644,195
New Orleans LA Aviation Board 5% 1/1/2037 (g)	485,000	495,261
New Orleans LA Aviation Board 5% 1/1/2038 (g)	570,000	580,869
New Orleans LA Aviation Board Series B, 5% 1/1/2025 (g)	2,915,000	2,924,004
New Orleans LA Aviation Board Series B, 5% 1/1/2027 (g)	2,185,000	2,193,591
		12,604,347
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035	3,465,000	3,624,551
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036	1,960,000	2,035,225
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038	1,445,000	1,485,590
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039	2,890,000	2,951,001
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	11,426,813
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	7,187,528
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,727,356
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,711,498
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,571,248
		35,720,810
TOTAL LOUISIANA		78,493,278
MAINE - 0.0%
General Obligations - 0.0%
Brunswick ME 2% 11/1/2032	1,095,000	956,766
Brunswick ME 2.125% 11/1/2034	1,195,000	1,023,047
Brunswick ME 2.375% 11/1/2037	605,000	508,991
		2,488,804
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,820,642
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2046	2,765,000	2,339,953
		4,160,595
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,523,038
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2027	1,940,000	1,970,573
TOTAL MAINE		10,143,010
MARYLAND - 0.9%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	499,883
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,416,104
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	928,528
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	924,846
		3,769,361
General Obligations - 0.2%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,199,208
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,891,169
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,718,900
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,649,358
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	3,054,829
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,160,477
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,257,200
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,701,890
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,738,862
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	2,074,581
Washington Suburban San Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,708,355
		37,154,829
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,335,486
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,229,405
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,633,711
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	605,000	617,448
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2036	1,700,000	1,733,023
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2027	1,000,000	1,013,112
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2028	1,300,000	1,317,375
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2029	2,200,000	2,229,978
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2031	1,000,000	1,012,621
		13,122,159
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,550,000	2,551,285
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	2,720,000	2,740,515
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	2,440,000	2,697,061
		7,988,861
Special Tax - 0.0%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	450,000	441,330
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,992,872
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,318,736
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,681,274
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,400,000	1,438,519
		9,872,731
Transportation - 0.3%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (g)	3,185,000	3,424,864
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (g)	2,500,000	2,680,251
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (g)	2,200,000	2,347,330
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (g)	1,700,000	1,807,500
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (g)	3,700,000	3,933,972
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (g)	1,250,000	1,371,411
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (g)	1,000,000	1,095,071
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (g)	1,850,000	2,015,644
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (g)	1,000,000	1,085,154
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2025	1,455,000	1,464,704
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,995,769
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,370,461
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,024,070
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,021,843
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,301,712
		32,939,756
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,640,859
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,875,758
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,920,400
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,872,170
		23,309,187
TOTAL MARYLAND		128,156,884
MASSACHUSETTS - 1.5%
Education - 0.4%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	2,029,848
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,515,149
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,090,118
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (g)	8,485,000	9,128,764
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (g)	2,280,000	2,463,377
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (g)	2,600,000	2,678,392
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (g)	2,350,000	2,456,008
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (g)	1,775,000	1,865,252
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (g)	1,925,000	2,044,775
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (g)	1,000,000	1,069,462
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (g)	800,000	860,696
Massachusetts Ed Ln Auth Ed Ln 4.25% 7/1/2046 (g)	2,300,000	2,218,259
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2040	2,980,000	3,055,726
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	11,020,000	11,169,323
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,841,676
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,408,116
		49,894,941
General Obligations - 0.3%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,773,039
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,772,455
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,605,947
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,992,557
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2028	1,100,000	1,146,276
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,838,517
Massachusetts St Gen. Oblig. Series 2021A, 5% 9/1/2025	13,755,000	14,053,867
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,912,062
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,736,591
		39,831,311
Health Care - 0.2%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	11,245,416
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,523,724
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,569,771
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2030	3,565,000	3,815,965
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 1, 4% 7/1/2045	3,395,000	3,285,995
		25,440,871
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032	12,450,000	9,776,382
Mass Bay Tran Auth Sls Tax Series A, 5% 7/1/2045	1,535,000	1,548,935
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,843,710
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,440,547
		33,609,574
Transportation - 0.3%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2031	7,500,000	8,218,395
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (g)	9,190,000	9,489,382
Massachusetts St Port Auth Rev 5% 7/1/2035 (g)	2,400,000	2,631,035
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (g)	5,000,000	5,386,731
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2044 (g)	3,000,000	3,126,756
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (g)	1,500,000	1,689,137
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (g)	1,025,000	1,146,492
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (g)	1,350,000	1,506,477
		33,194,405
TOTAL MASSACHUSETTS		181,971,102
MICHIGAN - 2.4%
Education - 0.4%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,620,996
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,536,063
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,318,087
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,303,332
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,467,511
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,847,119
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,413,288
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,415,998
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,508,178
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,591,789
Oakland Univ Mich Rev 5% 3/1/2026	480,000	495,024
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,131,977
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,131,977
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,143,845
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,406,723
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,242,288
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,340,504
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,448,351
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,475,249
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,562,274
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,518,507
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,678,095
University MI Univ Revs 5% 4/1/2033	1,440,000	1,667,672
		42,264,847
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,594,208
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,383,889
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,766,626
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) 1.8% tender 10/1/2049 (b)(g)	8,110,000	8,110,000
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(g)	3,500,000	3,547,857
		20,402,580
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,729
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,545
		36,274
General Obligations - 0.8%
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,564,878
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	588,839
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	997,629
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,175,896
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,114,315
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,297,275
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,450,281
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,608,219
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,765,408
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	18,655,000	21,213,252
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,310,000	1,388,759
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	1,890,000	1,993,550
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Municipal Corp Insured)	3,400,000	3,515,082
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Municipal Corp Insured)	4,855,000	5,013,222
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Municipal Corp Insured)	730,000	753,102
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Municipal Corp Insured)	3,030,000	3,123,990
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,867,512
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	4,224,026
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,835,060
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,258,805
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,187,646
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,828,091
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,530,782
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,060,029
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,686,813
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,568,608
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,810,403
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	5,120,376
		95,541,848
Health Care - 0.7%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,363,859
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	2,460,000	2,539,287
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,653,495
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,749,895
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,864,008
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,629,953
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,497,398
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2032	1,210,000	1,255,629
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	4,480,000	4,654,666
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,622,772
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2024	1,700,000	1,704,281
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	2,915,000	2,989,924
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,332,281
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,301,776
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,074,760
Michigan Fin Auth Rev (Trinity Health Proj.) 5% tender 12/1/2044 (b)	10,655,000	10,710,336
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2024	1,455,000	1,458,664
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2025	1,260,000	1,292,386
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	2,035,138
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,387,489
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,181,706
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	602,120
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,079,916
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	462,789
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	534,525
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	588,935
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	642,847
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	417,137
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	433,140
		72,061,112
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,340,000	2,341,130
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	10,385,000	11,079,436
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	4,890,000	4,823,737
		18,244,303
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,267,287
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,252,182
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,247,689
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,222,975
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	687,845
		9,677,978
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	843,566
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,098,657
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,059,830
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,905,646
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,485,786
		7,393,485
Transportation - 0.1%
State of Michigan (MI St Garvee Proj.) 5% 3/15/2027	3,230,000	3,427,323
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	260,108
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	402,229
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	412,018
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	560,446
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (g)	685,000	719,822
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (g)	485,000	508,137
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (g)	525,000	548,987
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (g)	375,000	391,267
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (g)	810,000	841,120
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2024	2,305,000	2,310,806
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2025	2,150,000	2,205,262
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2026	1,455,000	1,532,017
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2027	1,460,000	1,570,263
		15,689,805
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	381,820
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	853,858
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	312,398
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,438,354
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2027	415,000	420,607
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2029	970,000	983,395
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2031	1,165,000	1,179,786
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2032	970,000	981,661
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2033	825,000	834,857
		9,386,736
TOTAL MICHIGAN		290,698,968
MINNESOTA - 0.8%
Escrowed/Pre-Refunded - 0.0%
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2040 (Pre-refunded to 11/15/2025 at 100)	1,410,000	1,443,003
General Obligations - 0.3%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,146,658
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,710,939
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,373,789
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,424,132
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	2,037,894
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	3,062,581
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,201,723
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,825,864
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,816,121
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,801,045
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	5,010,929
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,511,067
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,680,751
		49,603,493
Health Care - 0.3%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	1,940,000	1,968,080
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,253,305
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	6,850,000	6,760,189
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038 (f)	2,270,000	2,588,649
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039 (f)	2,000,000	2,273,047
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040 (f)	5,000,000	5,645,468
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041 (f)	2,500,000	2,807,136
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2042 (f)	5,750,000	6,426,004
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054 (f)	7,910,000	8,565,548
		41,287,426
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,421,976	5,272,938
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,670,000	1,643,735
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	6,430,000	6,320,823
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	2,240,000	2,479,954
		15,717,450
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (g)	780,000	861,318
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (g)	1,165,000	1,275,247
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (g)	1,135,000	1,239,979
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (g)	705,000	768,239
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (g)	565,000	613,516
		4,758,299
Water & Sewer - 0.0%
Minnesota Pub Facs Auth St Revolving Fd Rev Series 2016 B, 4% 3/1/2026	1,095,000	1,119,621
TOTAL MINNESOTA		113,929,292
MISSISSIPPI - 0.3%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,699,120
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (e)	850,000	784,321
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (e)	1,360,000	1,162,370
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (e)	2,000,000	2,083,787
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (e)	2,800,000	2,917,200
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (e)	3,070,000	3,172,353
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2025	500,000	501,418
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	714,659
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,295,335
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	529,065
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	547,977
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	646,206
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	543,031
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,616,216
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,883,708
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,145,452
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,149,165
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,160,834
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,548,583
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,780,753
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2039	1,000,000	1,057,839
		29,240,272
Industrial Development - 0.0%
Mississippi Business Fin Corp Exempt Facs Rev (Enviva Inc Proj.) 7.75% tender 7/15/2047 (b)(c)(d)	4,137,731	1,986,111
TOTAL MISSISSIPPI		36,925,503
MISSOURI - 0.7%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,072,248
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,410,524
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,408,885
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,515,052
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,237,208
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	3,048,329
		10,692,246
Health Care - 0.4%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	1,022,100
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,461,602
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	7,030,000	7,014,489
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	1,007,723
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	1,005,552
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	1,002,828
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2036	2,915,000	2,988,235
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	388,273
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	698,583
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	736,234
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 4% 2/1/2040	680,000	680,504
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,430,187
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,679,979
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2036	2,145,000	2,171,841
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2045	3,395,000	3,419,363
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,450,900
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,072,692
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	4,560,000	4,589,046
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,238,266
		41,058,397
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	640,000	646,430
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,335,000	2,321,186
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,565,000	6,362,537
		9,330,153
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (g)	9,950,000	9,784,031
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (g)	1,600,000	1,710,565
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	4,022,804
		15,517,400
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	592,970
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	444,348
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	405,178
		1,442,496
TOTAL MISSOURI		78,040,692
MONTANA - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2025	1,940,000	1,948,501
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,173,432
Montana Facility Finance Authority (Kalispell Regional Medical Center Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,221,243
		6,343,176
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	410,000	414,866
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series A 1, 4% 12/1/2047	165,000	164,629
		579,495
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (e)	1,160,000	1,075,683
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (e)	3,065,000	2,719,524
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (e)	4,910,000	4,029,135
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (e)	3,195,000	2,458,599
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (e)	2,625,000	1,939,797
		12,222,738
TOTAL MONTANA		19,145,409
NEBRASKA - 0.4%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series 2021 C, 5% 1/1/2026	1,000,000	1,029,455
Nebraska Pub Pwr Dist Rev Series 2021 D, 5% 1/1/2025	600,000	602,587
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,977,745
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,331,380
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,246,146
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	658,152
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	729,399
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,782,240
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	515,076
		18,872,180
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049	1,455,000	1,455,614
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049	1,445,000	1,437,644
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,725,000	1,724,585
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	4,020,000	3,962,822
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027	1,165,000	1,212,888
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028	1,205,000	1,272,449
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027	1,185,000	1,243,786
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028	650,000	692,513
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029	1,270,000	1,359,771
		14,362,072
State G.O. - 0.2%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	15,350,000	15,423,146
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,425,000	7,963,440
		23,386,586
Transportation - 0.0%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (g)	1,000,000	1,012,642
TOTAL NEBRASKA		57,633,480
NEVADA - 0.6%
Electric Utilities - 0.0%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,701,104
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,296,320
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,368,207
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(g)	2,105,000	2,136,371
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(g)	1,130,000	1,146,841
		8,648,843
General Obligations - 0.3%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,238,052
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,769,403
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	5,770,000	5,849,582
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,204,446
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034	4,195,000	4,514,219
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,557,516
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,634,263
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Municipal Corp Insured)	1,090,000	1,211,380
		38,978,861
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	465,572
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	759,636
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	751,889
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	766,031
		2,743,128
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	1,025,000	1,033,646
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,587,625
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,569,263
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,937,115
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,043,226
		7,137,229
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	2,965,000	3,088,551
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (g)	1,000,000	1,100,422
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (g)	700,000	768,638
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (g)	750,000	846,153
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (g)	500,000	561,234
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (g)	650,000	724,458
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (g)	700,000	775,557
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (g)	650,000	716,405
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (g)	1,110,000	1,218,055
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (g)	1,110,000	1,212,961
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (g)	1,430,000	1,563,291
		12,575,725
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,914,231
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	5,022,928
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,320,406
		13,257,565
TOTAL NEVADA		84,374,997
NEW HAMPSHIRE - 0.9%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (g)	1,000,000	1,078,529
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (g)	1,025,000	1,120,832
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (g)	1,050,000	1,159,971
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (g)	1,000,000	1,108,857
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (g)	1,025,000	1,139,792
		5,607,981
Health Care - 0.4%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	730,000	739,906
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	911,111
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	1,000,313
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	1,040,833
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	972,996
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	535,206
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	1,005,116
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	752,484
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2036	2,105,000	2,143,371
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,830,000	1,830,218
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,258,967
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2030	2,360,000	2,526,137
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2026	1,245,000	1,245,799
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	786,633
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,719,022
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	5,021,199
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	2,002,170
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,286,078
		35,777,559
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	9,191,692	9,330,738
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	7,039,730	7,238,441
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,929,248	25,542,352
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,451,347	10,458,345
		52,569,876
TOTAL NEW HAMPSHIRE		93,955,416
NEW JERSEY - 5.7%
Education - 0.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2024 (g)	3,420,000	3,428,022
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (g)	3,735,000	3,923,783
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (g)	6,850,000	7,284,867
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (g)	4,475,000	4,814,544
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2024	1,045,000	1,047,398
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	1,925,000	1,971,484
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2024 (g)	1,000,000	1,002,261
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (g)	3,900,000	3,973,434
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (g)	3,100,000	3,205,544
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (g)	1,225,000	1,304,240
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2024 (g)	1,925,000	1,929,353
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (g)	2,675,000	2,725,368
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (g)	1,275,000	1,341,013
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (g)	1,400,000	1,490,560
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (g)	1,400,000	1,503,479
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (g)	750,000	811,559
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (g)	1,350,000	1,419,897
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (g)	1,325,000	1,410,709
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (g)	2,000,000	2,147,827
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (g)	5,000,000	5,258,876
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (g)	5,500,000	5,855,772
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (g)	5,500,000	5,906,524
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (g)	1,850,000	2,015,651
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (g)	785,000	856,728
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (g)	5,500,000	5,855,772
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (g)	1,180,000	1,267,218
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (g)	5,000,000	5,410,396
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (g)	2,420,000	2,634,927
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (g)	2,820,000	3,072,506
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (g)	1,000,000	1,091,373
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	975,000	986,154
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	1,360,000	1,439,531
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	1,940,000	2,035,756
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	1,455,000	1,526,289
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,878,977
		93,827,792
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2031 (Pre-refunded to 7/1/2026 at 100)	1,430,000	1,490,867
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	1,011,287
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	1,011,287
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	1,185,000	1,230,267
		4,743,708
General Obligations - 3.1%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,650,862
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,601,437
Cherry Hill Twp NJ Sch Dist 4% 8/1/2039	13,815,000	14,155,478
Cherry Hill Twp NJ Sch Dist 4% 8/1/2042	5,500,000	5,575,763
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,300,044
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,094,246
Clearview NJ Regl High Sch Dist 4% 8/1/2039	3,490,000	3,566,642
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,607,221
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,356,140
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (e)	3,395,000	3,469,816
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,200,000	3,359,261
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,504,622
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,599,681
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,328,555
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,595,483
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,887,550
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,367,463
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,407,992
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,733,602
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,483,412
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,675,317
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,675,681
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,479,557
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	14,114,102
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,362,083
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,594,101
New Jersey St Gen. Oblig. 5% 6/1/2026	10,480,000	10,918,172
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,264,788
New Jersey Trans Trust Fund Auth 0% 12/15/2027	13,270,000	12,071,065
New Jersey Trans Trust Fund Auth 0% 12/15/2028	3,025,000	2,664,963
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	5,660,000	4,839,242
New Jersey Trans Trust Fund Auth 0% 12/15/2030	1,000,000	819,544
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured)	10,960,000	8,982,213
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured)	5,200,000	4,099,447
New Jersey Trans Trust Fund Auth 0% 12/15/2034	13,220,000	9,366,851
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,624,093
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,588,485
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,599,428
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,210,488
New Jersey Trans Trust Fund Auth 4% 6/15/2039	1,960,000	2,005,233
New Jersey Trans Trust Fund Auth 5% 12/15/2025	4,380,000	4,498,571
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,251,838
New Jersey Trans Trust Fund Auth 5% 12/15/2027	12,250,000	13,160,288
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,673,278
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	980,279
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,213,129
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,725,989
New Jersey Trans Trust Fund Auth 5% 6/15/2026	7,285,000	7,294,210
New Jersey Trans Trust Fund Auth 5% 6/15/2030	3,500,000	3,806,023
New Jersey Trans Trust Fund Auth 5% 6/15/2031	2,250,000	2,438,931
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	6,118,061
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,788,988
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,227,918
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,278,457
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,507,025
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,162,736
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,111,741
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,693,636
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,682,876
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,726,701
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,884,377
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	8,095,000	8,689,046
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	1,023,111
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	5,147,554
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	14,771,544
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,099,787
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	8,175,539
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,901,738
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,961,738
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	13,670,000	15,470,349
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,168,064
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,751,702
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,740,694
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,342,497
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,866,733
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	5,072,973
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,552,711
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,332,713
		369,893,668
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)(e)	1,435,000	1,066,078
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(e)	1,535,000	1,005,972
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	10,070,000	10,205,245
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	3,665,000	3,689,922
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	457,936
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,512,763
		17,937,916
Special Tax - 0.2%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,701,978
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,544,688
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,537,530
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	1,575,000	1,769,628
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,683,071
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,448,426
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,885,489
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	525,000	595,692
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	750,000	845,843
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	600,000	674,144
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	890,000	998,622
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	950,000	1,058,465
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,330,933
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Municipal Corp Insured)	825,000	911,037
		19,985,546
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	9,420,000	9,501,727
Transportation - 1.4%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,391,592
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,228,206
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	713,198
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	370,431
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	771,254
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	170,604
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	579,130
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	15,155,465
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,161,300
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,232,492
New Jersey Turnpike Authority 5% 1/1/2028	4,740,000	4,896,586
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,726,265
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	15,424,326
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	12,382,185
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	13,206,768
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	8,021,293
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042 (f)	10,735,000	12,120,176
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043 (f)	11,280,000	12,712,190
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044 (f)	15,040,000	16,918,293
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045 (f)	13,420,000	15,050,129
		153,231,883
Water & Sewer - 0.0%
New Jersey Enviro Infrast Tr Series 2016A R1, 5% 9/1/2025	2,065,000	2,108,922
New Jersey Enviro Infrast Tr Series 2016A R2, 5% 9/1/2025	3,010,000	3,074,023
		5,182,945
TOTAL NEW JERSEY		674,305,185
NEW MEXICO - 0.1%
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	8,245,000	8,361,461
Housing - 0.0%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	1,530,000	1,535,688
TOTAL NEW MEXICO		9,897,149
NEW YORK - 7.2%
Education - 0.0%
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	2,430,000	2,460,188
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,924,776
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	953,171
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	268,920
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,966,876
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,404,335
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,568,585
		11,546,851
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 1% 9/1/2025	28,250,000	27,359,549
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	8,965,162
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	929,216
		37,253,927
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,894,752
City of New York NY Gen. Oblig. 5% 8/1/2033	2,350,000	2,710,075
City of New York NY Gen. Oblig. 5% 8/1/2033	1,800,000	2,075,802
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,234,429
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	2,011,926
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,578,229
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,786,145
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,793,037
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,689,152
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,494,954
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2032	5,800,000	6,514,185
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	8,398,409
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,759,742
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2031	1,500,000	1,719,707
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2033	1,000,000	1,155,785
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,944,543
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	7,068,887
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	1,979,292
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,134,665
		64,943,716
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,131,197
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,010,270
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,511,481
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,642,441
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	1,360,000	1,240,616
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	2,155,000	1,879,623
		11,415,628
Housing - 1.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,952,778
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,462,552
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	39,195,142
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 11/1/2025	3,920,000	3,784,394
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,545,000	2,477,587
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021E 2, 0.65% tender 11/1/2056 (b)	4,270,000	4,156,895
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	25,300,000	24,967,014
New York St Hsg Fin Agy 0.55% 11/1/2024	4,735,000	4,721,255
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	4,300,000	4,080,084
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	18,855,000	17,733,243
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,682,671
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,129,951
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	7,970,000	7,774,457
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	3,795,000	3,703,638
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,776,260
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,879,096
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,179,645
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032	790,000	782,139
		175,438,801
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,399,994
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,943,895
		24,343,889
Special Tax - 1.6%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	4,084,146
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,638,340
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,843,066
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	8,049,342
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,133,140
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,544,486
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,991,286
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	7,001,885
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,125,211
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,155,845
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	9,017,389
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,764,731
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,840,203
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	10,481,780
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,815,426
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,379,593
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,202,441
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021E, 5% 3/15/2036	11,725,000	13,369,400
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,410,103
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	10,425,414
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,928,172
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,684,017
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,480,507
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,431,851
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,358,511
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,959,153
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	847,556
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,556,097
NY Payroll Mobility Tax 4% 11/15/2034	285,000	307,865
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,257,638
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	947,014
		185,031,608
Transportation - 2.9%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2025	3,480,000	3,563,946
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033	9,795,000	7,060,800
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	2,030,158
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	7,116,608
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,798,557
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,265,620
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,745,926
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,610,571
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,360,001
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,665,992
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,105,127
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	1,000,000	1,021,269
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2033	4,015,000	4,094,176
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (g)	2,500,000	2,581,058
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (g)	8,000,000	8,070,511
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (g)	11,390,000	12,024,011
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (g)	25,350,000	28,662,297
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (g)	1,220,000	1,297,995
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (g)	1,900,000	2,059,359
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (g)	1,800,000	1,922,970
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,356,597
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,501,168
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,444,130
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2042	1,400,000	1,392,897
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,030,358
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,045,300
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	834,010
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,049,898
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,237,013
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,890,309
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,743,268
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,628,565
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,840,181
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,895,347
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,617,827
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (g)	8,980,000	9,461,869
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (g)	2,400,000	2,553,432
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	8,050,000	8,771,441
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	9,440,000	10,264,428
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	10,315,000	11,185,278
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	5,155,000	5,568,834
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	3,515,000	3,780,267
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	9,375,000	10,053,214
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (g)	2,470,000	2,753,317
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (g)	3,125,000	3,467,271
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (g)	2,250,000	2,451,817
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (g)	8,155,000	8,154,948
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (g)	13,305,000	13,305,605
Port Auth NY & NJ 5% 1/15/2033 (g)	2,000,000	2,232,478
Port Auth NY & NJ 5% 1/15/2034 (g)	3,485,000	3,881,480
Port Auth NY & NJ 5% 1/15/2035 (g)	2,000,000	2,221,070
Port Auth NY & NJ 5% 1/15/2036 (g)	1,000,000	1,106,097
Port Auth NY & NJ 5% 1/15/2037 (g)	1,000,000	1,102,152
Port Auth NY & NJ 5% 1/15/2039 (g)	2,390,000	2,610,053
Port Auth NY & NJ 5% 1/15/2040 (g)	5,000,000	5,442,836
Port Auth NY & NJ 5% 1/15/2041 (g)	6,350,000	6,885,216
Port Auth NY & NJ 5% 1/15/2042 (g)	4,100,000	4,434,426
Port Auth NY & NJ Series 193, 5% 10/15/2029 (g)	3,650,000	3,705,565
Port Auth NY & NJ Series 223, 4% 7/15/2039 (g)	2,175,000	2,205,922
Port Auth NY & NJ Series 226, 5% 10/15/2033 (g)	1,350,000	1,483,938
Port Auth NY & NJ Series 227, 2% 10/1/2033 (g)	19,565,000	16,005,540
Port Auth NY & NJ Series 231, 5% 8/1/2033 (g)	12,500,000	13,869,963
Port Auth NY & NJ Series 231, 5% 8/1/2034 (g)	7,095,000	7,853,650
Port Auth NY & NJ Series 238, 5% 7/15/2039 (g)	3,150,000	3,454,872
Port Auth NY & NJ Series 242, 5% 12/1/2036 (g)	1,750,000	1,944,045
Port Auth NY & NJ Series 242, 5% 12/1/2037 (g)	2,200,000	2,437,857
Port Auth NY & NJ Series 242, 5% 12/1/2038 (g)	2,000,000	2,210,503
Port Auth NY & NJ Series 242, 5% 12/1/2039 (g)	4,150,000	4,566,218
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (g)	1,080,000	1,143,086
		316,132,508
TOTAL NEW YORK		826,106,928
NORTH CAROLINA - 0.8%
Education - 0.2%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,030,339
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	1,026,397
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,839,578
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	283,079
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	419,523
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	442,361
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	567,380
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	611,229
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (g)	4,775,000	4,886,187
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (g)	1,110,000	1,217,197
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (g)	2,450,000	2,709,535
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (g)	2,750,000	3,062,716
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (g)	2,750,000	3,080,952
		21,176,473
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	395,000	423,861
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,411,342
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,825,656
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	2,045,589
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,347,605
		9,630,192
Health Care - 0.2%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,813,485
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,779,384
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	16,959,637
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	3,100,000	3,180,469
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) Series 2021 A, 5% 2/1/2025	185,000	185,976
		26,918,951
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	8,240,000	8,298,342
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,990,000	5,521,983
		13,820,325
Industrial Development - 0.2%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.5% 11/1/2033 VRDN (b)(g)	19,500,000	19,500,000
Transportation - 0.1%
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2026 (g)	3,950,000	4,070,590
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (g)	1,500,000	1,569,318
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (g)	1,875,000	1,991,894
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (g)	1,500,000	1,616,919
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (g)	1,320,000	1,438,453
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (g)	1,350,000	1,464,277
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (g)	1,100,000	1,189,797
		13,341,248
TOTAL NORTH CAROLINA		104,811,050
NORTH DAKOTA - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Municipal Corp Insured)	2,235,000	1,946,096
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,195,505
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,319,185
		8,460,786
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	3,360,000	3,314,321
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	7,555,000	7,653,664
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,790,000	1,983,127
		12,951,112
TOTAL NORTH DAKOTA		21,411,898
OHIO - 2.0%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	158,193
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,067,863
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,974,137
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,782,950
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,947,261
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,876,949
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,930,000	1,858,178
		13,665,531
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,292,897
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,195,693
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,095,571
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	215,000	220,220
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	3,072,694
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,448,984
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	3,019,774
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (f)(g)	13,000,000	13,054,397
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (f)(g)	5,355,000	5,376,565
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (f)(g)	7,500,000	7,533,089
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(g)	3,440,000	3,501,830
		52,811,714
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	290,567
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	2,195,000	2,230,789
		2,521,356
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,540,780
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,624,774
		4,165,554
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2034	970,000	968,719
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2035	1,000,000	993,753
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2036	1,000,000	986,951
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	700,000	749,631
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,539,320
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,544,666
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	2,395,000	2,395,303
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,759
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,641,120
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,770,875
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2025	1,940,000	1,985,314
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,137,500
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,064,690
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,063,454
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,062,260
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	582,282
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	4,395,000	4,397,056
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,579,760
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,479,629
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	35,780,000	42,081,151
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,425,450
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	1,580,000	1,489,248
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,633,811
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,225,349
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,298,587
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,700,000	3,843,785
		105,455,423
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	480,000	488,901
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	6,270,000	6,999,552
		7,488,453
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,133,942
Franklin Cnty OH Convention Series 2024, 5% 12/1/2038 (f)	7,160,000	8,268,752
Franklin Cnty OH Convention Series 2024, 5% 12/1/2039 (f)	10,000,000	11,464,349
Franklin Cnty OH Convention Series 2024, 5% 12/1/2040 (f)	5,050,000	5,753,704
Franklin Cnty OH Convention Series 2024, 5% 12/1/2041 (f)	5,785,000	6,555,228
Franklin Cnty OH Convention Series 2024, 5% 12/1/2042 (f)	12,000,000	13,481,262
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,185,477
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,087,921
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,279,944
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	977,413
		52,187,992
State G.O. - 0.2%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	20,230,000	20,341,518
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,457,207
Transportation - 0.0%
Cleveland OH Arpt Sys Rev Series 2016 A, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,948,939
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,257,264
		5,206,203
Water & Sewer - 0.0%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,090,782
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,767,336
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,209,070
		5,067,188
TOTAL OHIO		271,368,139
OKLAHOMA - 0.3%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,615,032
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,715,060
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2025	930,000	935,816
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	551,818
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	704,576
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	758,751
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	796,981
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,437,914
		10,515,948
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series A, 5% 6/1/2028	1,455,000	1,455,835
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,100,494
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032	1,000,000	1,147,159
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034	1,750,000	2,048,622
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035	1,650,000	1,926,498
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036	1,250,000	1,449,823
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037	1,000,000	1,151,770
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,237,617
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,895,464
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,171,300
		21,128,747
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,140,000	1,271,850
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,285,000	1,468,737
		2,740,587
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2025	1,020,000	1,043,195
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,486,492
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,179,054
		3,708,741
TOTAL OKLAHOMA		39,549,858
OREGON - 1.8%
General Obligations - 0.0%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	898,837
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	988,968
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,104,130
		4,991,935
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,438,911
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,572,809
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,962,811
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,265,803
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,687,967
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,516,635
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,598,382
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,504,367
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	14,293,031
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	3,915,000	3,918,094
		39,758,810
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,259,682
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2022 A, 4% 7/1/2051	6,225,000	6,310,135
		8,569,817
Transportation - 1.4%
Port of Portland Arpt Rev 4% 7/1/2035 (g)	3,000,000	3,058,099
Port of Portland Arpt Rev 4% 7/1/2039 (g)	2,545,000	2,547,433
Port of Portland Arpt Rev 5% 7/1/2025 (g)	800,000	809,105
Port of Portland Arpt Rev 5% 7/1/2026 (g)	1,300,000	1,341,744
Port of Portland Arpt Rev 5% 7/1/2027 (g)	1,090,000	1,145,358
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,249,004
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,086,264
Port of Portland Arpt Rev 5% 7/1/2033	785,000	875,024
Port of Portland Arpt Rev 5% 7/1/2036 (g)	8,655,000	9,256,953
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (g)	5,500,000	6,195,374
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (g)	11,655,000	13,078,303
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (g)	9,075,000	10,129,509
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (g)	12,175,000	13,541,124
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (g)	1,725,000	1,943,095
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (g)	3,835,000	4,303,328
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (g)	3,655,000	4,079,708
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (g)	4,230,000	4,704,637
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (g)	1,000,000	1,033,506
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (g)	2,795,000	2,885,381
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (g)	12,085,000	13,180,081
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (g)	12,035,000	13,234,898
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (g)	9,960,000	11,137,387
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (g)	2,730,000	3,029,585
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (g)	2,680,000	2,925,947
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (g)	19,745,000	22,080,624
Port of Portland Arpt Rev Series TWENTY THREE, 5% 7/1/2027	1,475,000	1,497,988
		150,349,459
TOTAL OREGON		203,670,021
PENNSYLVANIA - 3.8%
Education - 0.7%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	17,865,000	19,131,963
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	852,382
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	1,025,658
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,070,941
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	2,026,458
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,132,374
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2041	385,000	386,088
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	2,445,000	1,173,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	9,096,404
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (g)	3,800,000	4,031,205
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (g)	8,600,000	9,157,467
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (g)	4,900,000	5,239,617
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (g)	2,365,000	2,554,675
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (g)	2,000,000	2,179,475
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (g)	1,875,000	2,053,839
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	865,353
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	860,362
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,711,225
		70,627,486
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2025	775,000	788,187
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	2,330,000	2,679,894
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	3,750,000	4,275,036
		7,743,117
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	879,079
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	942,247
		1,821,326
General Obligations - 1.1%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,574,798
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	17,153,676
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,539,390
Philadelphia PA Gen. Oblig. 5% 8/1/2027	2,915,000	2,964,290
Philadelphia PA Gen. Oblig. 5% 8/1/2029	10,165,000	10,319,192
Philadelphia PA Gen. Oblig. 5% 8/1/2030	10,705,000	10,862,954
Philadelphia PA Gen. Oblig. 5% 8/1/2031	11,280,000	11,439,911
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	3,225,000	3,369,508
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2026	1,180,000	1,216,723
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,583,279
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,427,482
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,665,303
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,353,339
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	12,184,155
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	3,675,000	3,958,335
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,345,000	1,363,376
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,497,839
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,535,930
		126,009,480
Health Care - 0.6%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	3,030,000	3,078,285
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	1,350,000	1,388,778
Doylestown PA Hosp Auth Hosp Series 2024, 5% 7/1/2031 (e)	1,500,000	1,600,831
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	7,510,000	7,832,066
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2038	1,600,000	1,623,286
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	3,205,000	3,303,089
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2028	1,385,000	1,377,642
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2029	1,495,000	1,484,860
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2032	4,670,000	4,549,823
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2036	7,560,000	7,300,030
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2040	3,490,000	3,291,146
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,351,290
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,692,652
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,474,846
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,130,717
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,210,013
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	17,825,000	19,960,939
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2027	1,165,000	1,246,702
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,293,534
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,216,107
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,056,833
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2039	4,690,000	4,939,410
		79,402,879
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,155,915
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,152,520
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	2,009,382
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,854,639
		7,172,456
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (g)	3,635,000	3,921,698
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (g)	31,125,000	32,454,414
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (g)	14,945,000	15,505,491
Allegheny County Airport Authority Series 2023A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured) (g)	1,730,000	1,912,979
Allegheny County Airport Authority Series 2023A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured) (g)	2,000,000	2,205,237
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Municipal Corp Insured) (g)	1,000,000	1,125,106
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Municipal Corp Insured) (g)	1,000,000	1,127,887
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,076,263
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,558,929
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,030,760
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,463,109
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,396,032
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,990,621
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,980,416
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (h)	1,215,000	1,278,704
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (h)	1,215,000	1,310,801
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,711,182
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	15,082,534
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	6,116,068
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,614,337
Philadelphia PA Airport Rev 5% 7/1/2026 (g)	2,950,000	3,041,670
Philadelphia PA Airport Rev 5% 7/1/2029 (g)	1,200,000	1,254,047
Philadelphia PA Airport Rev 5% 7/1/2030 (g)	1,720,000	1,793,505
Philadelphia PA Airport Rev 5% 7/1/2031 (g)	2,430,000	2,528,710
Philadelphia PA Airport Rev 5% 7/1/2047 (g)	3,065,000	3,122,764
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (g)	800,000	828,830
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,061,111
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,577,981
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (g)	2,750,000	2,948,566
		120,019,752
Water & Sewer - 0.2%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040 (f)	1,000,000	1,119,188
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042 (f)	3,000,000	3,329,371
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043 (f)	2,085,000	2,305,412
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,264,676
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,258,964
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,686,314
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	2,062,864
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	570,000	618,905
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,855,000	2,128,555
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,458,941
		18,233,190
TOTAL PENNSYLVANIA		431,029,686
PUERTO RICO - 0.5%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	27,145,349
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,703,755
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	2,364,228	2,378,015
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,097,403	4,424,318
		43,651,437
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	1,450,000	1,457,511
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (e)	1,500,000	1,574,252
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	7,175,000	7,569,867
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (e)	3,620,000	3,844,434
		12,988,553
TOTAL PUERTO RICO		58,097,501
RHODE ISLAND - 0.9%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	551,678
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,568,627
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	2,074,076
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	361,094
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	433,343
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	402,872
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	456,734
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	397,430
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	446,098
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	600,000	673,890
Rhode Island St Student Ln 3.5% 12/1/2034 (g)	1,440,000	1,397,355
Rhode Island St Student Ln 5% 12/1/2026 (g)	2,100,000	2,179,525
Rhode Island St Student Ln 5% 12/1/2027 (g)	1,500,000	1,580,437
Rhode Island St Student Ln 5% 12/1/2028 (g)	1,750,000	1,871,640
Rhode Island St Student Ln 5% 12/1/2029 (g)	1,875,000	2,026,500
Rhode Island St Student Ln 5% 12/1/2029 (g)	1,650,000	1,783,320
Rhode Island St Student Ln 5% 12/1/2030 (g)	1,125,000	1,213,455
Rhode Island St Student Ln 5% 12/1/2031 (g)	1,575,000	1,710,732
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (g)	520,000	519,597
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (g)	5,100,000	5,523,034
		28,171,437
General Obligations - 0.3%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,231,953
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,617,464
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,490,993
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	948,875
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,659,660
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	821,623
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	2,047,045
Rhode Island Health and Educational Building Corp (Providence RI Proj.) Series 2015A, 5% 5/15/2025 (Assured Guaranty Municipal Corp Insured)	7,985,000	8,076,645
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,668,772
		31,563,030
Health Care - 0.3%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,737,989
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	320,000	321,843
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	5,475,000	5,546,047
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,903,782
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,488,478
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	821,435
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	978,861
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	806,353
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	873,095
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	854,836
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	593,557
		29,926,276
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	985,000	991,825
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,789,292
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,355,633
		4,144,925
TOTAL RHODE ISLAND		94,797,493
SOUTH CAROLINA - 1.9%
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	924,833
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,101,332
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	511,104
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	2,024,576
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,106,041
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,387,837
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2025	3,885,000	3,894,326
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2026	3,885,000	3,891,106
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2027	3,010,000	3,014,534
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	6,810,000	7,543,955
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	2,001,125
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,754,742
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,440,999
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,943,539
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,115,328
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	2,975,000	3,245,557
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,425,968
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,579,689
		73,906,591
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (g)	1,000,000	1,013,996
General Obligations - 0.1%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,359,959
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,934,059
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,188,959
		10,482,977
Health Care - 0.7%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	18,495,210
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	13,041,817
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	16,154,979
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,916,049
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	17,350,000	19,780,974
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2025	1,700,000	1,707,551
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2026	1,650,000	1,692,060
		79,788,640
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,820,000	1,839,862
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,805,000	1,823,604
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,830,000	4,276,925
		7,940,391
State G.O. - 0.2%
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	24,020,054
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (g)	2,235,000	2,383,383
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (g)	4,790,000	5,074,736
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (g)	2,150,000	2,264,902
		9,723,021
TOTAL SOUTH CAROLINA		206,875,670
SOUTH DAKOTA - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	386,199
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,779,429
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,415,980
South Dakota St Hlth & Edl Fac (Sanford Health, SD Proj.) 5% 11/1/2024	1,200,000	1,201,431
South Dakota St Hlth & Edl Fac (Sanford Health, SD Proj.) 5% 11/1/2026	195,000	195,294
		4,978,333
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	2,710,000	2,678,537
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,550,000	2,825,290
		5,503,827
TOTAL SOUTH DAKOTA		10,482,160
TENNESSEE - 0.9%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	693,407
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	505,448
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	559,371
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	552,935
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	467,461
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,205,035
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,250,355
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,424,918
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,278,503
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	622,314
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,620,660
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,521,923
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	984,398
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,173,530
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	874,848
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,159,664
		22,894,770
General Obligations - 0.2%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,665,894
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,813,537
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,175,928
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,077,451
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034	1,000,000	688,045
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035	1,100,000	722,013
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036	1,000,000	624,030
		28,766,898
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	3,085,217
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,031,075
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,234,188
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	1,315,000	1,322,034
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	17,110,671
		23,783,185
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	5,365,000	5,409,186
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	886,140
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	1,034,493
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	2,060,799
		9,390,618
State G.O. - 0.3%
Tennergy Corp Tenn Gas Revenue 5% tender 2/1/2050 (Royal Bank of Canada Guaranteed) (b)	18,440,000	18,440,000
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,670,000	10,729,303
		29,169,303
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2020 B, 5% 7/1/2025 (g)	1,000,000	1,012,497
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (g)	1,190,000	1,245,485
		2,257,982
TOTAL TENNESSEE		116,262,756
TEXAS - 13.5%
Education - 1.0%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,198,558
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,437,247
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	4,062,216
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	26,996,903
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	9,371,433
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	9,097,701
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,062,919
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,160,995
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,153,883
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,437,494
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,145,024
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,791,924
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,503,772
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,577,698
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	623,453
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	593,379
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	817,206
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	853,877
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	811,544
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,065,835
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,219,796
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,318,135
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,811,286
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	15,255,443
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	11,002,714
		109,370,435
Electric Utilities - 1.2%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,375,000	1,564,905
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,695,058
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,902,191
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Municipal Corp Insured)	1,585,000	1,766,226
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,988,217
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,533,361
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,611,935
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,123,404
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,114,607
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,353
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,362,771
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,313,909
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	2,023,859
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,175,692
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,636,883
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,452,682
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,444,425
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	6,033,970
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,160,849
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,891,151
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,597,801
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,586,959
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	3,620,000	3,666,030
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	451,446
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,720,552
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	5,915,000	6,833,006
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	5,755,000	6,622,175
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	7,500,000	8,522,174
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	7,000,000	7,888,347
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Municipal Corp Insured)	4,150,000	4,652,196
Lower Colorado River Authority Series 2015D, 5% 5/15/2026	1,360,000	1,377,744
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,480,931
Lower Colorado River Authority Series B, 5% 5/15/2025	6,615,000	6,697,061
Lower Colorado River Authority Series B, 5% 5/15/2027	2,915,000	2,949,577
Lower Colorado River Authority Series B, 5% 5/15/2028	2,845,000	2,875,577
Lower Colorado River Authority Series B, 5% 5/15/2029	8,255,000	8,350,874
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,546,304
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,029,743
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,540,854
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,230,369
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,538,755
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,125,000	1,079,439
		125,139,362
Escrowed/Pre-Refunded - 0.2%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	1,165,000	1,182,610
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2034 (Pre-refunded to 7/1/2025 at 100)	1,940,000	1,969,324
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2040 (Pre-refunded to 7/1/2025 at 100)	5,340,000	5,420,718
		8,572,652
General Obligations - 5.2%
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,158,056
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,843,435
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,870,552
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,463,687
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,314,270
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	2,034,921
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,902,518
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,901,845
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	11,290,533
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,647,019
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,383,718
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,225,000	2,299,354
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,595,000	5,614,381
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,163,522
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,069,106
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,243,317
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,390,392
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,626,076
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,604,352
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,254,826
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,934,650
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,933,337
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,399,680
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	3,080,130
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	4,132,249
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	6,655,000	6,686,724
Cypress-Fairbanks TX Isd Series 2016, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,475,000	3,585,160
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,957,836
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,506,878
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,476,199
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,719,367
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,229,580
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	19,880,000	21,471,551
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,644,720
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,698,601
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,675,159
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	19,201,679
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,876,654
Dallas TX Isd (Permanent Sch Fund of Texas Proj.) Series 2021, 4% 2/15/2026	2,455,000	2,503,474
Dallas TX Isd 5% 2/15/2028	1,750,000	1,893,050
Dallas TX Isd 5% 2/15/2029	2,355,000	2,537,268
Dallas TX Isd 5% 2/15/2030	5,095,000	5,476,388
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	3,032,900
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	2,701,094
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,206,807
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,198,991
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,206,563
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,200,662
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	409,589
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,194,662
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	983,148
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,182,786
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,171,404
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,375,741
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,161,511
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,490,005
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,163,185
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,527,972
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,896,994
El Paso Tex Gen. Oblig. 5% 8/15/2032	3,620,000	3,899,414
El Paso Tex Gen. Oblig. 5% 8/15/2033	5,890,000	6,335,374
El Paso Tex Gen. Oblig. 5% 8/15/2034	2,945,000	3,161,301
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	2,082,156
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,161,265
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,152,026
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,676,578
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,210,000	7,757,585
Fort Worth Tex Indpt Sch Dist Series 2016, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,649,418
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	507,383
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	1,033,566
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,287,673
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,929,939
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,188,854
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	5,073,504
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,942,695
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,272,886
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,632,590
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,493,686
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,529,652
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,351,647
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,961,925
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,433,652
Garland Tex Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,438,477
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,825,803
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,513,522
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,422,234
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,369,259
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,246,619
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,553,707
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	4,077,080
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,253,032
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,903,180
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,650,529
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,127,829
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,180,974
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,399,759
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,838,164
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,048,425
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,126,047
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,854,532
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,515,526
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,285,061
Lamar TX Isd Series 2023, 5% 2/15/2038	1,750,000	1,991,422
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,627,775
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	3,089,369
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,281,449
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,907,098
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,626,867
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,917,399
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,826,789
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,702,641
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,349,003
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,169,054
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,329,818
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,494,342
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,278,486
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	4,142,607
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,152,275
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,452,321
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,571,935
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,883,725
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,367,717
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,957,803
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,364,827
Plano Independent School District 5% 2/15/2034	650,000	748,194
Plano Independent School District 5% 2/15/2035	2,000,000	2,293,983
Plano Independent School District 5% 2/15/2036	2,800,000	3,197,549
Plano Independent School District 5% 2/15/2037	3,125,000	3,554,779
Plano Independent School District 5% 2/15/2038	3,300,000	3,742,033
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,477,408
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,584,297
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,301,961
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,331,671
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	843,185
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,446,048
Rockwall TX Indpt Sch Dist Series 2015, 0% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,615,000	1,594,368
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,356,753
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,318,838
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,262,156
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,875,280
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,139,467
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,136,381
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,379,899
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,968,803
Texas State Gen. Oblig. 4% 8/1/2032 (g)	1,700,000	1,732,280
Texas State Gen. Oblig. 5% 8/1/2033 (g)	4,805,000	5,261,817
Texas State Gen. Oblig. Series 2013 B, 5% 8/1/2025 (g)	11,725,000	11,741,270
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (g)	5,020,000	5,027,020
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (g)	3,750,000	3,919,160
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (g)	2,755,000	2,601,594
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (g)	4,340,000	4,461,347
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (g)	5,605,000	5,782,927
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (g)	5,885,000	6,061,647
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (g)	6,180,000	6,364,970
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (g)	5,720,000	6,251,838
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (g)	6,175,000	6,803,101
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (g)	6,480,000	7,109,394
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (g)	4,915,000	5,453,517
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	6,155,975
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	18,575,390
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,418,114
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,389,268
		612,093,160
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	11,147,456
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,797,616
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	5,157,883
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,774,340
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	3,037,286
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	5,000,000	4,903,016
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2024	485,000	485,222
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	699,919
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	499,150
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	648,187
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	1,015,962
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	1,425,000	1,455,824
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2036	3,115,000	3,175,969
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2039	1,215,000	1,232,872
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	1,440,000	1,450,057
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2025	2,430,000	2,470,935
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,566,974
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,664,895
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,457,388
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,165,105
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,889,922
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	3,100,000	3,229,260
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,113,669
		72,038,907
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	16,035,000	17,921,495
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,135,820	5,537,384
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,845,000	3,900,350
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	2,230,000	2,238,418
		29,597,647
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(g)	4,295,000	4,417,508
Special Tax - 0.7%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2025	750,000	770,896
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	8,070,310
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,085,156
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,349,581
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,774,203
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,644,598
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,339,406
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,819,504
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,600,000	2,679,568
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2027	2,500,000	2,641,778
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,419,212
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	42,083,574
		66,677,786
State G.O. - 0.0%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,497,882
Transportation - 2.7%
Austin Tex Airport Sys 5% 11/15/2029 (g)	2,690,000	2,693,892
Austin Tex Airport Sys Series 2014, 5% 11/15/2034 (g)	1,750,000	1,751,845
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (g)	1,500,000	1,584,005
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (g)	2,250,000	2,408,634
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (g)	1,500,000	1,627,296
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,102,136
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	981,682
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	770,300
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	816,445
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	940,043
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	876,868
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	995,169
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,027,516
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,024,519
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	1,020,313
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	533,208
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	734,801
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	790,756
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	946,100
City of Houston TX Airport System Revenue 4% 7/1/2035 (g)	1,100,000	1,118,877
City of Houston TX Airport System Revenue 4% 7/1/2036 (g)	2,180,000	2,208,609
City of Houston TX Airport System Revenue 4% 7/1/2037 (g)	1,200,000	1,212,477
City of Houston TX Airport System Revenue 4% 7/1/2038 (g)	1,750,000	1,761,377
City of Houston TX Airport System Revenue 4% 7/1/2039 (g)	4,500,000	4,504,990
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (g)	1,635,000	1,690,328
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (g)	2,180,000	2,284,839
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (g)	970,000	1,032,702
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,383,382
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	13,186,778
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,898,480
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (g)	1,500,000	1,522,310
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (g)	1,895,000	1,896,812
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured) (g)	3,850,000	4,258,251
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured) (g)	2,000,000	2,204,833
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured) (g)	2,000,000	2,194,488
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Municipal Corp Insured) (g)	2,700,000	3,025,180
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Municipal Corp Insured) (g)	5,000,000	5,571,632
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,491,548
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,461,355
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,234,406
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,224,972
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	8,153,400
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (g)	1,185,000	1,289,003
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,346,235
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,517,516
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,878,047
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,191,659
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	45,682,794
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Municipal Corp Insured) (g)	6,245,000	6,390,203
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Municipal Corp Insured) (g)	1,500,000	1,512,530
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured) (g)	16,660,000	18,209,795
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (g)	1,360,000	1,382,318
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (g)	5,730,000	5,819,898
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (g)	1,700,000	1,722,684
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (g)	1,000,000	1,039,532
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (g)	1,250,000	1,285,164
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (g)	2,925,000	3,004,948
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2035 (g)	4,065,000	4,171,644
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (g)	5,170,000	5,298,371
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	8,079,718
North TX Twy Auth Rev 5% 1/1/2030	470,000	482,186
North TX Twy Auth Rev 5% 1/1/2031	660,000	676,098
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	3,035,714
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,334,203
North TX Twy Auth Rev Series 2015 B, 5% 1/1/2029	9,710,000	9,751,026
North TX Twy Auth Rev Series 2015 B, 5% 1/1/2030	4,855,000	4,875,513
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,761,246
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,455,428
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041 (f)	6,175,000	6,948,215
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043 (f)	1,125,000	1,255,370
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045 (f)	3,430,000	3,783,344
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042 (f)	1,140,000	1,304,495
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044 (f)	2,355,000	2,661,156
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036 (f)	15,445,000	17,820,697
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (g)	2,380,000	2,494,458
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (g)	1,085,000	1,155,137
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (g)	3,200,000	3,442,723
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (g)	1,270,000	1,371,555
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (g)	1,510,000	1,614,516
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (g)	1,235,000	1,328,900
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (g)	2,310,000	2,477,314
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (g)	1,250,000	1,332,051
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (g)	1,195,000	1,278,660
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (g)	950,000	1,009,221
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,765,100
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	4,117,154
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	3,029,898
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,841,278
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,122,312
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	4,111,164
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,319,492
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (g)	2,655,000	2,880,265
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (g)	2,110,000	2,290,013
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (g)	2,095,000	2,276,685
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (g)	2,185,000	2,378,125
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (g)	1,965,000	2,135,240
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (g)	2,310,000	2,515,991
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (g)	1,275,000	1,390,328
		340,791,884
Water & Sewer - 1.6%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,148,600
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	756,306
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,152,916
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,146,049
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,946,465
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,472,190
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	2,031,245
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,413,683
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,554,669
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,428,607
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,821,804
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,251,942
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,422,203
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	729,213
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	725,702
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,680,841
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	9,290,358
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2035	12,560,000	14,756,044
North Harris Cnty Regl Wtr TX Series 2013, 4% 12/15/2024	1,770,000	1,770,895
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,610,122
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	3,041,613
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,758,435
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,706,937
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	837,544
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	773,832
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,663,870
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,806,779
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,635,905
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,563,490
Texas Wtr Dev Brd 5% 8/1/2030	3,210,000	3,643,106
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,315,586
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,801,049
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,950,006
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	6,029,511
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	10,098,197
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2029	2,250,000	2,456,327
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,519,356
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2029	2,750,000	3,003,508
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,421,176
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,255,420
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,222,599
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,291,640
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,572,390
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,501,967
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,156,466
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	983,336
Texas Wtr Dev Brd Series A, 5% 4/15/2026	4,195,000	4,355,916
Texas Wtr Dev Brd Series A, 5% 4/15/2029	6,310,000	6,745,577
Texas Wtr Dev Brd Series A, 5% 4/15/2030	16,995,000	18,121,221
		198,342,613
TOTAL TEXAS		1,572,539,836
UTAH - 0.2%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	5,145,895
General Obligations - 0.0%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	1,030,016
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	1,047,477
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	1,021,934
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,510,294
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,585,622
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	982,642
		7,177,985
Transportation - 0.2%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (g)	5,000,000	5,032,505
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (g)	1,120,000	1,154,996
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (g)	3,885,000	4,061,534
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (g)	1,215,000	1,262,626
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (g)	1,500,000	1,590,695
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (g)	1,345,000	1,422,133
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (g)	1,500,000	1,687,016
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (g)	1,500,000	1,662,856
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (g)	2,125,000	2,342,892
		20,217,253
TOTAL UTAH		32,541,133
VERMONT - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (g)	1,590,000	1,650,950
VIRGINIA - 1.8%
Education - 0.0%
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,219,461
Escrowed/Pre-Refunded - 0.2%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	28,000,000	29,191,792
General Obligations - 0.7%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,700,917
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,695,519
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	975,229
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,166,230
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,127,616
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,178,612
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 1, 5% 2/1/2026	5,540,000	5,721,685
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	6,890,000	7,036,651
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,579,664
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	11,080,950
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,354,623
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,163,125
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,764,153
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,472,741
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,607,009
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	7,055,626
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,170,544
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,939,477
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,751,683
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,892,014
		80,434,068
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	127,230
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,270,361
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,411,152
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,117,023
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	17,880,000	19,586,507
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2027	1,260,000	1,260,754
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2029	1,385,000	1,385,823
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2033	1,475,000	1,475,655
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	1,455,000	1,578,092
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	616,442
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,798,577
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,235,000	2,294,892
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,145,529
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,473,326
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,694,745
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,981,458
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,566,176
		42,783,742
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,643,119
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,597,867
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (g)	1,850,000	1,818,271
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (g)	3,200,000	3,115,742
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (g)	2,750,000	2,701,635
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (g)	6,265,000	6,690,246
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (g)	5,765,000	6,220,264
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (g)	2,875,000	3,075,200
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (g)	3,000,000	3,008,984
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (g)	4,500,000	4,493,466
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (g)	4,750,000	4,729,860
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (g)	10,520,000	10,295,259
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (g)	3,500,000	3,388,713
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (g)	1,590,000	1,606,377
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (g)	2,540,000	2,552,546
		53,696,563
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,123,711
TOTAL VIRGINIA		223,690,323
WASHINGTON - 2.7%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,856,963
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	565,437
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,573,689
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,695,250
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	571,213
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,573,492
		15,836,044
Electric Utilities - 0.2%
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,680,826
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,950,208
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,108,319
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,194,371
		17,933,724
Escrowed/Pre-Refunded - 0.0%
Washington St Health Care Facs Auth Rev 5% 1/1/2029 (Pre-refunded to 7/1/2025 at 100)	1,260,000	1,278,575
General Obligations - 1.2%
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,985,400
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	3,110,659
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,599,194
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	896,005
King County WA Gen. Oblig. 2% 1/1/2037	965,000	768,608
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,448,372
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	15,314,396
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,543,446
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,489,562
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,933,475
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,654,179
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,809,668
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,804,280
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,807,200
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	32,615,413
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	7,100,929
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,480,321
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,401,957
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	10,289,040
		132,052,104
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,081,720
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,606,426
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	5,995,000	6,249,239
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	5,900,000	5,774,682
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	240,000	241,766
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,968,541
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,201,858
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	623,144
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,342,086
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,563,221
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	2,045,000	2,189,299
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,300,000	1,313,562
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	1,175,000	1,203,179
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2028	3,825,000	3,975,231
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2031	5,780,000	5,967,477
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,565,930
		44,867,361
Housing - 0.0%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,625,449
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,198,822
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	4,345,000	4,156,360
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,351,769
		11,332,400
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	2,150,000	1,738,457
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	40,990,034
		42,728,491
Transportation - 0.4%
Port Seattle WA Rev 5% 2/1/2027	1,205,000	1,239,083
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,497,766
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (g)	1,515,000	1,578,790
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (g)	2,290,000	2,363,462
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (g)	2,250,000	2,384,071
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (g)	7,000,000	7,852,979
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (g)	13,785,000	15,405,604
Port Seattle WA Rev Series B, 5% 10/1/2026 (g)	3,625,000	3,727,345
Port Seattle WA Rev Series B, 5% 10/1/2029 (g)	4,615,000	4,739,538
		41,788,638
TOTAL WASHINGTON		307,817,337
WEST VIRGINIA - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,440,655
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,311,399
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	5,565,000	5,661,098
		9,972,497
TOTAL WEST VIRGINIA		13,413,152
WISCONSIN - 1.9%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (e)	400,000	417,051
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	5,655,000	5,916,657
		6,333,708
Escrowed/Pre-Refunded - 0.2%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (e)	100,000	108,050
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	8,580,000	8,905,582
Wisconsin General Fund Annual Appropiation 5% 5/1/2027	12,590,000	13,398,568
Wisconsin Health & Educational Facilities Authority Series 2016, 4% 2/15/2038 (Pre-refunded to 8/15/2025 at 100)	1,260,000	1,267,086
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2034 (Pre-refunded to 9/1/2027 at 100)	1,800,000	1,917,380
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2036 (Pre-refunded to 9/1/2027 at 100)	2,100,000	2,236,944
		27,833,610
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,504,737
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	940,829
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	940,836
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	936,491
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	1,005,218
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	965,695
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,183,933
Wisconsin St Gen. Oblig. 5% 5/1/2032	7,920,000	8,524,084
Wisconsin St Gen. Oblig. 5% 5/1/2034	10,820,000	11,614,152
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,480,262
Wisconsin St Gen. Oblig. 5% 5/1/2035	11,365,000	12,178,809
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,465,419
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033 (f)	3,985,000	4,621,876
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036 (f)	900,000	1,061,247
		54,423,588
Health Care - 1.1%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,969,670
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	3,600,000	3,755,680
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5.35% 12/1/2045	9,015,000	9,165,384
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	1,420,000	1,434,752
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	1,480,000	1,484,145
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (e)	3,010,000	2,995,389
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (e)	1,135,000	1,156,243
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	535,000	544,736
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (e)	420,000	424,560
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (e)	420,000	421,993
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (e)	790,000	791,252
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,123,525
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,066,131
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,107,114
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,515,194
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,169,583
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,347,835
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	866,579
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,580,966
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,080,376
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,888,550
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,849,181
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2015, 5% 12/15/2027	1,175,000	1,179,487
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 4% 4/1/2039	5,325,000	5,333,300
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) 5% 11/15/2024	8,510,000	8,518,430
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) 5% 11/15/2027	6,515,000	6,528,147
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019 B 1, 2.825% 11/1/2028	115,000	111,434
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2027	1,750,000	1,755,646
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2032	995,000	995,751
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2039	2,345,000	2,346,286
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,788,944
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,371,962
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	3,500,000	3,941,887
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,993,956
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,146,395
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,114,108
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,370,000	4,370,566
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,283,090
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,490,197
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	5,142,508
		144,150,932
Housing - 0.1%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	5,355,000	5,354,254
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	3,260,000	3,210,389
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	1,895,000	1,854,081
		10,418,724
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	1,050,000	885,857
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured)	1,350,000	1,051,538
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,045,344
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,350,000	961,249
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Municipal Corp Insured)	1,250,000	853,419
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Municipal Corp Insured)	255,000	222,705
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	390,000	329,033
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	778,917
		6,128,062
TOTAL WISCONSIN		249,288,624
TOTAL MUNICIPAL SECURITIES (Cost $11,636,891,514)		11,595,696,990

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $402,151,896)	3.50	402,071,491	402,151,905

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $12,039,043,410)	11,997,848,895
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(132,901,542)
NET ASSETS - 100.0%	11,864,947,353

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,916,193 or 0.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	454,142,000	1,923,684,766	1,975,719,098	7,824,403	56,411	(12,174)	402,151,905	15.9%
Total	454,142,000	1,923,684,766	1,975,719,098	7,824,403	56,411	(12,174)	402,151,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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